Operating costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs
Revenue	€ 7,910.0	€ 7,947.0	€ 7,618.0
Cost of sales	(5,171.0)	(5,173.0)	(5,022.0)
of which:
- Distribution costs	(755.0)	(784.0)	(796.0)
- Production costs	(958.0)	(986.0)	(972.0)
- Raw and packaging materials and goods purchased for resale	(3,205.0)	(3,127.0)	(2,977.0)
- Other	(253.0)	(276.0)	(277.0)
Gross profit	2,739.0	2,774.0	2,596.0
Selling, general and administrative expenses	(1,822.0)	(1,810.0)	(1,742.0)
of which: - Research and development	(88.0)	(92.0)	(92.0)
Acquisition and disposal related costs	(302.0)	(64.0)	(50.0)
Restructuring costs	(10.0)	(137.0)	(74.0)
Net loss	(4.0)
Impairment	(2.0)
Other		1.0	12.0
Operating profit	599.0	764.0	742.0
Charge related to revaluation of earnout liability			38.0
Reversal of provisions for cost of restructuring	40.0
Net monetary gain/(loss) arising from hyperinflationary economies	(0.6)	€ 3.0	€ (13.0)
Restructuring costs related to supply chain optimisation projects	€ 50.0